Alliance Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Disclosure of products and services [line items]
Alliance revenue	$ 654	$ 482	$ 1,293	$ 939
Enhertu
Disclosure of products and services [line items]
Alliance revenue			834	683
Tezspire
Disclosure of products and services [line items]
Alliance revenue			285	180
Beyfortus
Disclosure of products and services [line items]
Alliance revenue			109	26
Datroway
Disclosure of products and services [line items]
Alliance revenue			14
Other Alliance Revenue
Disclosure of products and services [line items]
Alliance revenue			$ 51	$ 50